SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

Authorized: Unlimited number of common shares without par value

Share transactions during the year ended December 31, 2025:

  During the year ended December 31, 2025, the Company issued 1,581,250 common shares for proceeds of $658,750 pursuant to the exercise of stock options. The fair value of stock options exercised of $604,231 was transferred from options reserve to share capital.

  During the year end December 31, 2025, the Company issued 40,437 common shares for proceeds of $16,175 pursuant to the exercise of warrants. The fair value of warrants exercised of $12,794 was transferred from warrants reserve to share capital.

  During the year ended December 31, 2025, the Company issued 1,390,000 common shares pursuant to the conversion of vested RSUs. Upon conversion, the fair value of $5,356,050 for the vested RSUs was transferred from RSUs reserve to share capital.

  On July 11, 2025, the Company issued 5,555,555 common shares at $7.20 per share for gross proceeds of $39,999,996. In connection with the financing, the Company incurred share issuance costs of $3,039,851 and issued 138,888 finders' warrants exercisable at $12.60 per common share expiring on July 11, 2030. The fair value of the finders' warrants was determined to be $1,357,406 which was calculated using the Black-Scholes option pricing model with the following assumptions: volatility of 195%, expected life of 5 years, no dividends, and a risk-free rate of 3.06%.

  As at December 31, 2025, the Company has received proceeds of $50,000 for the exercise of stock options. Refer to Note 23(d).

Share transactions during the year ended December 31, 2024:

  During the year ended December 31, 2024, the Company issued 560,000 common shares for proceeds of $224,000 pursuant to the exercise of stock options. The fair value of stock options exercised of $209,662 was transferred from options reserve to share capital.

  During the year end December 31, 2024, the Company issued 134,105 common shares for proceeds of $53,641 pursuant to the exercise of warrants. The fair value of warrants exercised of $38,796 was transferred from warrants reserve to share capital.

  During the year ended December 31, 2024, the Company issued 840,000 common shares pursuant to the conversion of vested RSUs. Upon conversion, the fair value of $496,500 for the vested RSUs was transferred from RSUs reserve to share capital.

  On December 19, 2024, the Company issued 3,355,704 common shares at $2.98 per share for gross proceeds of $10,000,000. In connection with the financing, the Company incurred share issuance costs of $860,833 and issued 167,785 finders' warrants exercisable at $4.09 per common share expiring on December 19, 2029. The fair value of the finders' warrants was determined to be $470,286 which was calculated using the Black-Scholes option pricing model with the following assumptions: volatility of 206%, expected life of 5 years, no dividends, and a risk-free rate of 3.11%.

  On December 24, 2024, the Company issued 3,750,000 common shares pursuant to the conversion of the convertible debt (see Note 7). The carrying value of the convertible debt at the date of conversion was $1,117,189. The equity component of the convertible debt of $427,483 was transferred to share capital upon conversion.

Escrowed shares

On completion of the acquisition of BTQ AG on February 17, 2023, certain principals of the Company entered into a NP 46-201 Escrow Agreement with the NEO Exchange and Computershare Trust Company of Canada, as escrow agent, in respect of 45,250,000 common shares. Under the terms of the Escrow Agreement, 25% of such escrowed securities were released upon closing (February 17, 2023) with subsequent 25% releases occurring 6, 12, and 18 months from closing.

These escrow shares were released as follows:

Date of automatic timed release	Amount of escrow shares released

On the date that the Company's common shares were listed on the NEO, February 17, 2023	1/4 of the escrowed shares
6 months after the listing date (August 17, 2023)	1/4 of the escrowed shares
12 months after the listing date (February 17, 2024)	1/4 of the escrowed shares
18 months after the listing date (August 17, 2024)	The remainder of the escrowed shares

As at December 31, 2025, the Company has nil (2024 - 20,362,500) common shares held in escrow.